Income Taxes - Reorganization Transactions - (Details) - Reorganization Transactions on April 1, 2016 $ in Millions	Apr. 01, 2016 USD ($)
Income taxes
Current tax receivables recorded	$ 72.8
Unrecognized tax positions	116.6
Indemnification payable	28.6
Certain tax related liabilities incurred	95.4
Expected federal tax benefit on distribution taxes	$ 33.4